CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - ¥ / shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash dividends declared, per share	¥ 60	¥ 60	¥ 58